Earnings/(Losses) Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of basic earnings/(losses) per share

	Six Months Ended June 30,
	2023	2022
Weighted average number of outstanding ordinary shares in issue	846,928,863	849,283,553
Net income/(loss) attributable to the Company (US$’000)	168,551	(162,861)
Basic earnings/(losses) per share attributable to the Company (US$ per share)	0.20	(0.19)

Schedule of diluted earnings/(losses) per share

	Six Months Ended June 30,
	2023	2022
Weighted average number of outstanding ordinary shares in issue	846,928,863	849,283,553
Effect of share options and LTIP awards (note)	20,061,747	—
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	866,990,610	849,283,553
Net income/(loss) attributable to the Company (US$’000)	168,551	(162,861)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	0.19	(0.19)

Note: For the six months ended June 30, 2022, the share options and LTIP awards issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect.